EARNINGS PER SHARE (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EARNINGS PER SHARE
Issued common shares at January 1	91,687	90,515	85,546
Effect of shares issued	1,984	1,172	3,837
Weighted average number of common shares outstanding at December 31	93,671	91,687	89,383